Right Of Use Assets - Summary of Information about Right of Use Assets (Details) - Office space SDG in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 SDG	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SDG
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	SDG 29,221
Ending balance	33,160		SDG 29,221
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53,286		38,765
Additions	6,863		22,837
Expired and early termination	(1,902)		(8,707)
Currency alignment	(2,365)		391
Lease modification | $		$ 16,128
Ending balance	72,010		53,286
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	24,065		15,925
Additions	17,768		14,018
Expired and early termination	(1,902)		(6,008)
Currency alignment	(1,081)		130
Ending balance	SDG 38,850		SDG 24,065